Income Taxes	6 Months Ended
Jun. 30, 2015
Income Taxes [Abstract]
INCOME TAXES
NOTE 18: INCOME TAXES
The Marshall Islands, the Cayman Islands, the British Virgin Islands, Hong Kong, Panama and Malta do not impose a tax on international shipping income. Under the laws of those countries, the countries of incorporation of the Company and its subsidiaries and/or the vessels' registration, the companies are subject to tonnage taxes which have been included in the accompanying consolidated statements of comprehensive income/ (loss).
As of January 1, 2013, foreign-flagged vessels that are managed by Greek or foreign ship management companies in Greece are subject to duties towards the Greek state which are calculated on the basis of the relevant vessels' tonnage. The payment of such duties exhausts the tax liability of the foreign ship owning company and the relevant manager against any tax, duty, charge or contribution payable on income from the exploitation of the foreign flagged vessel. The amount included in Navios Acquisition's statements of comprehensive income/ (loss) for the six months ended June 30, 2015, and 2014 related to the Greek Tonnage tax was $538 and $108, respectively, and for the three months ended June 30, 2015 and 2014, related to the Greek Tonnage tax was $21 and $53, respectively.

Pursuant to Section 883 of the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operation of ships is generally exempt from U.S. income tax if the company operating the ships meets certain incorporation and ownership requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country, which grants an equivalent exemption from income taxes to U.S. corporations. All the Navios Acquisition's ship-operating subsidiaries satisfy these initial criteria. In addition, these companies must meet an ownership test. Subject to proposed regulations becoming finalized in their current form, the management of Navios Acquisition believes by virtue of a special rule applicable to situations where the ship operating companies are beneficially owned by a publicly traded company like Navios Acquisition, the second criterion can also be satisfied based on the trading volume and ownership of the Company's shares, but no assurance can be given that this will remain so in the future. Due to the exemption under Section 883 of the Code, Delaware would not impose a tax on the Company or its subsidiaries' international shipping income.